Consolidated Balance Sheet Paranthetical (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	1,542,347,188	1,531,006,390
Common stock, shares outstanding	1,355,711,656	1,449,055,674
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury shares	186,635,532	81,950,716